Pioneer Balanced ESG Fund
(Formerly Pioneer Classic Balanced Fund)*

Schedule of Investments | October 31, 2019

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

Schedule of Investments | 10/31/19 (unaudited)

Shares					Value
		UNAFFILIATED ISSUERS - 100.8%
	COMMON STOCKS - 61.7% of Net Assets
		Aerospace & Defense - 1.6%
22,741		Raytheon Co.			$4,825,868
		Total Aerospace & Defense			$4,825,868
		Air Freight & Logistics - 0.2%
7,787		CH Robinson Worldwide, Inc.			$589,009
		Total Air Freight & Logistics			$589,009
		Banks - 3.0%
20,644		Comerica, Inc.			$1,350,530
44,021		JPMorgan Chase & Co.			5,499,103
49,228		Wells Fargo & Co.			2,541,642
		Total Banks			$9,391,275
		Beverages - 1.4%
31,678		PepsiCo., Inc.			$4,345,271
		Total Beverages			$4,345,271
		Building Products - 0.1%
18,953(a)		Resideo Technologies, Inc.			$180,622
		Total Building Products			$180,622
		Capital Markets - 2.6%
3,266		BlackRock, Inc.			$1,507,912
24,421		CME Group, Inc.			5,024,621
12,888		T.Rowe Price Group, Inc.			1,492,430
		Total Capital Markets			$8,024,963
		Chemicals - 1.4%
31,105		Dow, Inc.			$1,570,491
7,126		Ecolab, Inc.			1,368,691
16,867		HB Fuller Co.			823,110
25,495		Huntsman Corp.			564,204
		Total Chemicals			$4,326,496
		Commercial Services & Supplies - 1.5%
73,710(a)		IAA, Inc.			$2,812,036
71,209		KAR Auction Services, Inc.			1,770,256
		Total Commercial Services & Supplies			$4,582,292
		Communications Equipment - 3.7%
123,681		Cisco Systems, Inc.			$5,876,084
34,211		Motorola Solutions, Inc.			5,689,974
		Total Communications Equipment			$11,566,058
		Containers & Packaging - 0.3%
23,418		International Paper Co.			$1,022,898
		Total Containers & Packaging			$1,022,898
		Diversified Telecommunication Services - 3.2%
146,389		CenturyLink, Inc.			$1,894,274
136,006		Verizon Communications, Inc.			8,224,283
		Total Diversified Telecommunication Services			$10,118,557
		Electrical Equipment - 0.4%
17,312		Emerson Electric Co.			$1,214,437
		Total Electrical Equipment			$1,214,437
		Electronic Equipment, Instruments & Components - 0.5%
17,123		TE Connectivity, Ltd.			$1,532,508
		Total Electronic Equipment, Instruments & Components			$1,532,508
		Equity Real Estate Investment Trusts (REITs) - 2.1%
10,561		Alexandria Real Estate Equities, Inc.			$1,676,559
17,672		Crown Castle International Corp.			2,452,697
8,831		Digital Realty Trust, Inc.			1,121,890
2,536		Equinix, Inc.			1,437,354
		Total Equity Real Estate Investment Trusts (REITs)			$6,688,500
		Food & Staples Retailing - 0.4%
16,455		Sysco Corp.			$1,314,261
		Total Food & Staples Retailing			$1,314,261
		Food Products - 0.4%
7,984		Hershey Co.			$1,172,610
		Total Food Products			$1,172,610
		Health Care - 0.7%
18,992		Medtronic Plc			$2,068,229
		Total Health Care			$2,068,229
		Health Care Equipment & Supplies - 0.8%
10,173		Becton Dickinson and Co.			$2,604,288
		Total Health Care Equipment & Supplies			$2,604,288
		Health Care Providers & Services - 1.4%
26,040		CVS Health Corp.			$1,728,796
26,606		Quest Diagnostics, Inc.			2,693,857
		Total Health Care Providers & Services			$4,422,653
		Hotels, Restaurants & Leisure - 2.3%
41,324		Cedar Fair LP			$2,304,639
2,091(a)		Chipotle Mexican Grill, Inc.			1,627,132
15,801		McDonald’s Corp.			3,108,057
		Total Hotels, Restaurants & Leisure			$7,039,828
Shares					Value
		Household Products - 1.7%
43,405		Procter & Gamble Co.			$5,404,357
		Total Household Products			$5,404,357
		Industrial Conglomerates - 1.4%
25,371		Honeywell International, Inc.			$4,382,333
		Total Industrial Conglomerates			$4,382,333
		Insurance - 3.0%
40,200		American International Group, Inc.			$2,128,992
16,811		First American Financial Corp.			1,038,584
51,454		Progressive Corp.			3,586,344
54,863		Sun Life Financial, Inc.			2,462,251
		Total Insurance			$9,216,171
		Interactive Media & Services - 3.3%
8,150(a)		Alphabet, Inc.			$10,259,220
		Total Interactive Media & Services			$10,259,220
		Internet & Direct Marketing Retail - 2.8%
4,542(a)		Amazon.com, Inc.			$8,069,590
17,462		eBay, Inc.			615,535
		Total Internet & Direct Marketing Retail			$8,685,125
		IT Services - 0.6%
10,407		Accenture Plc			$1,929,666
		Total IT Services			$1,929,666
		Machinery - 0.5%
28,558		Komatsu, Ltd. (A.D.R.)			$666,829
21,264		Timken Co.			1,041,936
		Total Machinery			$1,708,765
		Media - 1.3%
91,480		Comcast Corp.			$4,100,134
		Total Media			$4,100,134
		Metals & Mining - 0.3%
17,193		Nucor Corp.			$925,843
		Total Metals & Mining			$925,843
		Multiline Retail - 0.5%
8,897		Dollar General Corp.			$1,426,545
		Total Multiline Retail			$1,426,545
		Oil, Gas & Consumable Fuels - 2.7%
28,755		Occidental Petroleum Corp.			$1,164,578
11,953		Phillips 66			1,396,349
23,993		Royal Dutch Shell Plc (A.D.R.)			1,390,874
58,670		Targa Resources Corp.			2,281,090
23,419		Valero Energy Corp.			2,271,175
		Total Oil, Gas & Consumable Fuels			$8,504,066
		Pharmaceuticals - 5.2%
84,422		AstraZeneca Plc (A.D.R.)			$4,139,211
34,878(a)		Elanco Animal Health, Inc.			942,403
24,764		Eli Lilly & Co.			2,821,858
46,927		Merck & Co., Inc.			4,066,694
33,361		Zoetis, Inc.			4,267,539
		Total Pharmaceuticals			$16,237,705
		Semiconductors & Semiconductor Equipment - 2.0%
10,492		Lam Research Corp.			$2,843,751
34,545(a)		Micron Technology, Inc.			1,642,615
16,322		MKS Instruments, Inc.			1,766,367
		Total Semiconductors & Semiconductor Equipment			$6,252,733
		Software - 3.7%
81,326		Microsoft Corp.			$11,659,709
		Total Software			$11,659,709
		Specialty Retail - 2.1%
17,746		Home Depot, Inc.			$4,162,857
30,133		TJX Cos., Inc.			1,737,167
5,866		Tractor Supply Co.			557,387
		Total Specialty Retail			$6,457,411
		Technology Hardware, Storage & Peripherals - 1.7%
14,052		Apple, Inc.			$3,495,576
29,842		NetApp, Inc.			1,667,571
		Total Technology Hardware, Storage & Peripherals			$5,163,147
		Textiles, Apparel & Luxury Goods - 0.5%
15,335		Carter’s, Inc.			$1,537,180
		Total Textiles, Apparel & Luxury Goods			$1,537,180
		Trading Companies & Distributors - 0.4%
8,234(a)		United Rentals, Inc.			$1,099,815
		Total Trading Companies & Distributors			$1,099,815
		TOTAL COMMON STOCKS
		(Cost $152,390,007)			$191,980,548
Principal Amount USD ($)					Value
	ASSET BACKED SECURITIES - 1.4% of Net Assets
100,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)			$103,838
300,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)			310,964
200,000		BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)			203,855
404,353		BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)			417,559
150,000		Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)			152,859
180,000		Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)			179,212
570,000(b)		Invitation Homes Trust, Series 2018-SFR3, Class E, 3.889% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)			570,296
100,000		Mosaic Solar Loan Trust, Series 2019-2A, 2.88%, 9/20/40 (144A)			99,966
250,000		NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)			252,799
300,000		Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)			311,896
210,000		Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)			215,286
200,000		Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)			200,351
150,000		SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)			149,995
221,477		SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)			224,096
252,649(c)		Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)			254,742
170,000		Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)			171,401
471,353		Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)			476,424
83,807		Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)			83,899
100,000		Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)			100,172
		TOTAL ASSET BACKED SECURITIES
		(Cost $4,412,164)			$4,479,610
	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.5% of Net Assets
110,000(c)		Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)			$113,778
200,000(c)		BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.96%, 2/27/48 (144A)			199,478
500,000		BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60			537,772
367,113(b)		Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.363% (1 Month USD LIBOR + 54 bps), 8/25/35			371,005
275,051(b)		Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.423% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)			275,342
150,000(b)		Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.673% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)			150,000
150,000(b)		Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.573% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)			150,225
100,000		CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51			111,976
250,000		CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48			267,822
250,000(b)		CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 4.264% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)			250,000
500,000(c)		Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47			544,621
528,632(c)		Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)			543,055
494,723(c)		Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)			499,960
500,000		COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45			516,030
332,429		COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47			349,689
750,000		COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)			786,801
250,000(c)		COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)			250,402
40,180(b)		Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M1, 2.573% (1 Month USD LIBOR + 75 bps), 4/25/31 (144A)			40,185
850,000(b)		Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.123% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)			855,148
190,000(b)		Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 3.923% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)			190,324
230,000(b)		Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 3.923% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)			229,960
2,904		Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37			2,821
400,000(b)		Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 4.064% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)			401,504
100,000(c)		CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.331%, 11/15/48			107,573
Principal Amount USD ($)					Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
500,000(c)		CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.536%, 11/15/48			$538,249
740,932(c)		CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)			765,172
197,601(b)		Eagle Re, Ltd., Series 2018-1, Class M1, 3.523% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)			197,919
350,000(b)		Eagle Re, Ltd., Series 2019-1, Class M1B, 3.623% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)			350,856
241,100(c)		EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)			244,274
340,000(b)		Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 3.973% (1 Month USD LIBOR + 215 bps), 10/25/30			341,834
88,141(b)		Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 2.571% (1 Month USD LIBOR + 65 bps), 2/15/24			89,368
781,421		Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25			817,389
30,724(b)		Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.321% (1 Month USD LIBOR + 40 bps), 5/15/41			30,371
241,242(b)(d)		Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.629% (1 Month USD LIBOR + 655 bps), 8/15/42			51,336
40,527(b)		Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 2.123% (1 Month USD LIBOR + 30 bps), 4/25/36			40,412
29,914(b)		Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.143% (1 Month USD LIBOR + 32 bps), 11/25/36			29,851
17,762(b)		Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 2.373% (1 Month USD LIBOR + 55 bps), 9/25/37			17,703
101,021(b)		Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 2.273% (1 Month USD LIBOR + 45 bps), 7/25/41			101,241
280,584(b)		Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 2.573% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)			280,842
350,000(b)		Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 4.273% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)			352,524
190,000(b)		Freddie Mac Stacr Trust, Series 2019-DNA3, Class M2, 3.873% (1 Month USD LIBOR + 205 bps), 7/25/49 (144A)			190,298
80,000(b)		Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.173% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)			80,525
310,000(b)		Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 4.323% (1 Month USD LIBOR + 250 bps), 3/25/30			316,206
25,387(b)		Government National Mortgage Association, Series 2000-36, Class FG, 2.346% (1 Month USD LIBOR + 50 bps), 11/20/30			25,390
1,798,073(c)(d)		Government National Mortgage Association, Series 2017-21, Class IO, 0.796%, 10/16/58			123,005
290,000		GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48			306,677
551,650(c)		GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)			549,249
118,638(b)		Home Re, Ltd., Series 2018-1, Class M1, 3.423% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)			118,699
250,000(b)		Home Re, Ltd., Series 2019-1, Class M1, 3.473% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)			250,228
375,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)			401,247
500,000(c)		JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.5%, 3/25/50 (144A)			507,734
250,000		JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51			282,603
2,450,000(c)(d)		JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.113%, 6/15/51			27,549
950,000(c)		Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)			982,250
300,000		Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)			345,004
228,206(c)		New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)			228,040
480,984(c)		New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)			493,108
265,000(b)		NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 3.398% (1 Month USD LIBOR + 158 bps), 12/25/34			270,184
486,442(c)		PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)			494,740
94,095(b)		Radnor Re, Ltd., Series 2018-1, Class M1, 3.223% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)			94,095
300,000(b)		Radnor Re, Ltd., Series 2019-1, Class M1B, 3.773% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)			300,092
130,000(c)		RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)			129,332
521,559(c)		Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43			527,446
736,811(c)		Sequoia Mortgage Trust, Series 2015-3, Class A4, 3.5%, 7/25/45 (144A)			750,132
280,000(b)		STACR Trust, Series 2018-DNA3, Class M2, 3.923% (1 Month USD LIBOR + 210 bps), 9/25/48 (144A)			280,998
330,000(b)		STACR Trust, Series 2018-HRP2, Class M3, 4.223% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)			337,233
Principal Amount USD ($)					Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
750,000(c)		Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)			$767,652
550,000(c)		Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)			565,885
1,100,000(c)		Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)			1,114,625
260,000(c)		Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)			260,793
348,244(c)		WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)			348,563
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $22,853,803)			$23,464,394
	CORPORATE BONDS - 10.2% of Net Assets
		Aerospace & Defense - 0.1%
355,000		Rockwell Collins, Inc., 3.2%, 3/15/24			$370,485
		Total Aerospace & Defense			$370,485
		Airlines - 0.0%†
150,859		Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)			$155,502
		Total Airlines			$155,502
		Auto Manufacturers - 0.1%
300,000		Ford Motor Credit Co. LLC, 5.584%, 3/18/24			$319,731
		Total Auto Manufacturers			$319,731
		Banks - 2.1%
200,000		ABN AMRO Bank NV, 4.8%, 4/18/26 (144A)			$218,569
200,000(c)		AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)			210,653
475,000(c)(e)		BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)			505,875
200,000		BPCE SA, 4.875%, 4/1/26 (144A)			219,553
250,000		Capital One N.A., 2.15%, 9/6/22			249,913
200,000		Cooperatieve Rabobank UA, 3.875%, 2/8/22			208,173
250,000		Cooperatieve Rabobank UA, 3.95%, 11/9/22			260,950
465,000(c)(e)		Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)			496,969
195,000(c)		Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25			201,617
140,000(c)		Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29			153,000
200,000		HSBC Holdings Plc, 4.875%, 1/14/22			211,687
200,000		Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)			204,780
951,000(c)(e)		JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)			989,040
250,000		Morgan Stanley, 4.1%, 5/22/23			264,727
450,000		Nordea Bank Abp, 4.25%, 9/21/22 (144A)			472,151
375,000		PNC Bank N.A., 2.7%, 10/22/29			376,352
650,000(c)(e)		Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)			684,125
225,000		Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29			227,488
240,000(c)(e)		UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)			257,400
65,000(c)(e)		UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)			68,331
		Total Banks			$6,481,353
		Biotechnology - 0.1%
130,000		Biogen, Inc., 5.2%, 9/15/45			$159,420
		Total Biotechnology			$159,420
		Building Materials - 0.0%†
110,000		Standard Industries, Inc., 5.5%, 2/15/23 (144A)			$112,442
		Total Building Materials			$112,442
		Chemicals - 0.1%
200,000		Braskem Netherlands Finance BV, 4.5%, 1/10/28			$200,700
84,000		Dow Chemical Co., 4.8%, 5/15/49 (144A)			93,422
10,000		NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)			10,150
		Total Chemicals			$304,272
		Commercial Services - 0.1%
70,000		United Rentals North America, Inc., 3.875%, 11/15/27			$70,718
186,000		Verisk Analytics, Inc., 5.5%, 6/15/45			232,678
		Total Commercial Services			$303,396
		Computers - 0.0%†
80,000		NCR Corp., 6.375%, 12/15/23			$81,950
		Total Computers			$81,950
		Diversified Financial Services - 0.2%
300,000		Capital One Financial Corp., 3.75%, 4/24/24			$317,022
110,000		Capital One Financial Corp., 4.25%, 4/30/25			119,860
53,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)			58,101
250,000		TD Ameritrade Holding Corp., 3.3%, 4/1/27			263,448
		Total Diversified Financial Services			$758,431
		Electric - 1.1%
220,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54			$264,127
76,000(f)		Dominion Energy, Inc., 3.071%, 8/15/24			78,254
250,000		Duke Energy Carolinas LLC, 3.95%, 3/15/48			285,201
230,000		Edison International, 2.95%, 3/15/23			227,312
250,000(c)(e)		Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)			258,125
200,000(c)		Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)			235,000
310,000		Iberdrola International BV, 6.75%, 7/15/36			429,443
121,000		New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)			119,678
365,000		NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27			388,844
Principal Amount USD ($)					Value
		Electric - (continued)
18,605		OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)			$19,222
250,000		PPL Capital Funding, Inc., 3.1%, 5/15/26			256,365
215,000		Sempra Energy, 3.4%, 2/1/28			220,032
185,000		Southern California Edison Co., 4.875%, 3/1/49			220,005
300,000		Southwestern Electric Power Co., 3.9%, 4/1/45			318,094
200,000		Virginia Electric & Power Co., 4.45%, 2/15/44			236,501
		Total Electric			$3,556,203
		Electronics - 0.3%
220,000		Amphenol Corp., 3.125%, 9/15/21			$223,576
81,000		Amphenol Corp., 3.2%, 4/1/24			83,615
113,000		Amphenol Corp., 4.35%, 6/1/29			125,666
250,000		Flex, Ltd., 4.75%, 6/15/25			270,854
348,000		Flex, Ltd., 4.875%, 6/15/29			376,130
		Total Electronics			$1,079,841
		Energy-Alternate Sources - 0.1%
55,201		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)			$62,438
120,000		TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)			124,050
		Total Energy-Alternate Sources			$186,488
		Food - 0.2%
300,000		Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)			$300,124
50,000		Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)			49,762
205,000		Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)			205,018
		Total Food			$554,904
		Forest Products & Paper - 0.1%
250,000		International Paper Co., 6.0%, 11/15/41			$308,779
		Total Forest Products & Paper			$308,779
		Gas - 0.2%
325,000		Boston Gas Co., 3.15%, 8/1/27 (144A)			$339,218
250,000		Southern California Gas Co., 5.125%, 11/15/40			308,684
		Total Gas			$647,902
		Healthcare-Products - 0.1%
224,000		Abbott Laboratories, 3.75%, 11/30/26			$245,425
		Total Healthcare-Products			$245,425
		Healthcare-Services - 0.1%
350,000		UnitedHealth Group, Inc., 3.1%, 3/15/26			$364,978
		Total Healthcare-Services			$364,978
		Home Builders - 0.0%†
83,000		Meritage Homes Corp., 6.0%, 6/1/25			$92,753
		Total Home Builders			$92,753
		Household Products & Wares - 0.1%
195,000		Church & Dwight Co., Inc., 2.45%, 8/1/22			$196,946
		Total Household Products & Wares			$196,946
		Insurance - 0.7%
250,000		AXA SA, 8.6%, 12/15/30			$362,800
42,000		CNO Financial Group, Inc., 5.25%, 5/30/25			45,990
23,000		CNO Financial Group, Inc., 5.25%, 5/30/29			25,366
50,000(c)		Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)			57,575
225,000(c)		Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)			230,891
155,000		Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)			184,086
250,000		Nationwide Financial Services, Inc., 5.3%, 11/18/44 (144A)			294,775
215,000		New York Life Global Funding, 2.875%, 4/10/24 (144A)			222,569
220,000		Principal Financial Group, Inc., 3.3%, 9/15/22			227,148
250,000		Prudential Financial, Inc., 3.878%, 3/27/28			276,390
110,000		Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)			127,341
110,000		Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)			138,262
20,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)			29,674
48,000		Willis North America, Inc., 2.95%, 9/15/29			47,763
		Total Insurance			$2,270,630
		Internet - 0.2%
285,000		Booking Holdings, Inc., 3.65%, 3/15/25			$305,483
52,000		Expedia Group, Inc., 3.25%, 2/15/30 (144A)			52,035
275,000		Expedia Group, Inc., 5.0%, 2/15/26			309,832
		Total Internet			$667,350
		Machinery-Construction & Mining - 0.1%
175,000		Caterpillar Financial Services Corp., 1.9%, 9/6/22			$175,177
		Total Machinery- Construction & Mining			$175,177
		Media - 0.1%
170,000		Comcast Corp., 4.15%, 10/15/28			$192,029
85,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)			89,675
		Total Media			$281,704
		Mining - 0.2%
200,000		Anglo American Capital Plc, 4.875%, 5/14/25 (144A)			$217,214
250,000		Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)			320,917
		Total Mining			$538,131
Principal Amount USD ($)					Value
		Miscellaneous Manufacturers - 0.0%†
60,000		Amsted Industries, Inc., 5.375%, 9/15/24 (144A)			$61,425
		Total Miscellaneous Manufacturers			$61,425
		Multi-National - 0.1%
370,000		Banque Ouest Africaine de Development, 4.7%, 10/22/31 (144A)			$372,338
		Total Multi-National			$372,338
		Oil & Gas - 0.5%
25,000		Apache Corp., 4.25%, 1/15/30			$24,347
280,000		Apache Corp., 4.375%, 10/15/28			277,835
110,000		Newfield Exploration Co., 5.625%, 7/1/24			120,497
275,000		Noble Energy, Inc., 5.25%, 11/15/43			296,845
53,000		Occidental Petroleum Corp., 3.2%, 8/15/26			53,651
15,000		Occidental Petroleum Corp., 4.4%, 8/15/49			15,214
250,000		Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)			268,608
162,000		Valero Energy Corp., 6.625%, 6/15/37			211,393
		Total Oil & Gas			$1,268,390
		Pharmaceuticals - 0.6%
285,000		AbbVie, Inc., 4.875%, 11/14/48			$314,659
200,000		Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)			215,103
280,000		Cardinal Health, Inc., 3.079%, 6/15/24			284,618
135,000		Cigna Corp., 4.375%, 10/15/28			148,266
111,065		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)			118,199
92,741		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)			105,957
73,458		CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)			94,033
285,000		Perrigo Finance Unlimited Co., 3.9%, 12/15/24			292,438
200,000		Perrigo Finance Unlimited Co., 4.375%, 3/15/26			206,886
		Total Pharmaceuticals			$1,780,159
		Pipelines - 1.2%
25,000		Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)			$25,469
135,000		Cheniere Energy Partners LP, 5.25%, 10/1/25			139,725
68,000		Enable Midstream Partners LP, 4.4%, 3/15/27			67,377
332,000		Enable Midstream Partners LP, 4.95%, 5/15/28			340,046
225,000		Enbridge, Inc., 3.7%, 7/15/27			238,704
210,000		EnLink Midstream Partners LP, 5.45%, 6/1/47			160,650
345,000		Kinder Morgan, Inc., 5.05%, 2/15/46			377,800
108,000(b)		MPLX LP, 3.002% (3 Month USD LIBOR + 90 bps), 9/9/21			108,434
280,000		MPLX LP, 4.25%, 12/1/27 (144A)			294,439
105,000		MPLX LP, 4.875%, 12/1/24			114,365
55,000		MPLX LP, 4.875%, 6/1/25			60,405
400,000		Phillips 66 Partners LP, 3.75%, 3/1/28			420,055
290,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27			318,537
176,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28			174,240
300,000		Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)			312,201
205,000		Williams Cos., Inc., 5.75%, 6/24/44			236,596
242,000		Williams Cos., Inc., 7.75%, 6/15/31			319,058
		Total Pipelines			$3,708,101
		Real Estate - 0.1%
250,000(c)(e)		AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)			$252,813
		Total Real Estate			$252,813
		REITs - 0.5%
50,000		Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25			$52,731
100,000		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27			107,663
250,000		Boston Properties LP, 2.75%, 10/1/26			253,931
300,000		Duke Realty LP, 3.75%, 12/1/24			319,169
250,000		Essex Portfolio LP, 3.5%, 4/1/25			262,635
250,000		Highwoods Realty LP, 3.625%, 1/15/23			258,847
80,000		iStar, Inc., 4.75%, 10/1/24			82,500
155,000		UDR, Inc., 4.0%, 10/1/25			168,098
140,000		UDR, Inc., 4.4%, 1/26/29			158,591
		Total REITs			$1,664,165
		Software - 0.1%
122,000		Fiserv, Inc., 3.8%, 10/1/23			$129,303
235,000		salesforce.com, Inc., 3.7%, 4/11/28			259,465
		Total Software			$388,768
		Telecommunications - 0.2%
110,000		CenturyLink, Inc., 5.8%, 3/15/22			$116,187
200,000		Deutsche Telekom International Finance BV, 1.95%, 9/19/21 (144A)			199,462
130,000		Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)			132,275
		Total Telecommunications			$447,924
		Transportation - 0.4%
150,000		Burlington Northern Santa Fe LLC, 5.15%, 9/1/43			$192,302
250,000		FedEx Corp., 4.55%, 4/1/46			262,023
250,000		Norfolk Southern Corp., 2.9%, 6/15/26			258,603
370,000		Union Pacific Corp., 3.375%, 2/1/35			382,431
		Total Transportation			$1,095,359
		Trucking & Leasing - 0.1%
205,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)			$209,584
Principal Amount USD ($)					Value
		Trucking & Leasing - (continued)
99,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)			$105,323
		Total Trucking & Leasing			$314,907
		Water - 0.0%†
75,000		Aqua America, Inc., 3.566%, 5/1/29			$80,717
		Total Water			$80,717
		TOTAL CORPORATE BONDS
		(Cost $29,734,346)			$31,649,259
	FOREIGN GOVERNMENT BOND - 0.1% of Net Assets
		Mexico - 0.1%
300,000		Mexico Government International Bond, 4.6%, 2/10/48			$324,753
		Total Mexico			$324,753
		TOTAL FOREIGN GOVERNMENT BOND
		(Cost $276,356)			$324,753
	INSURANCE-LINKED SECURITIES - 0.7% of Net Assets(g)
		Catastrophe Linked Bonds - 0.6%
		Earthquakes - California - 0.0%†
250,000(b)		Ursa Re, 5.034% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)			$248,150
		Earthquakes - U.S. - 0.1%
250,000(b)		Kilimanjaro Re, 3.75% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)			$248,875
		Multiperil - U.S. - 0.4%
250,000(b)		Kilimanjaro Re, 6.75% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)			$248,875
250,000(b)		Kilimanjaro Re, 9.25% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)			250,450
250,000(b)		Residential Reinsurance 2016, 5.504% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)			248,725
250,000(b)		Residential Reinsurance 2017, 7.294% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)			246,425
250,000(b)		Tailwind Re 2017-1, 8.504% (3 Month U.S. Treasury Bill + 697 bps), 1/8/22 (144A)			252,300
					$1,246,775
		Windstorm - Texas - 0.1%
250,000(b)		Alamo Re, 5.014% (1 Month U.S. Treasury Bill + 348 bps), 6/7/21 (144A)			$251,625
		Total Catastrophe Linked Bonds			$1,995,425
Face Amount USD ($)					Value
		Collateralized Reinsurance - 0.0%†
		Multiperil - Worldwide - 0.0%†
250,000+(a)(h)		Resilience Re, 4/6/20			$25
		Total Collateralized Reinsurance			$25
		Reinsurance Sidecars - 0.1%
		Multiperil - U.S. - 0.0%†
125,001+(a)(h)		Sector Re V, Series 7, Class G, 3/1/22 (144A)			$15,060
		Multiperil - Worldwide - 0.1%
250,000+(a)(h)		Bantry Re 2016, 3/30/20			$20,150
100,000+(a)(i)		Lorenz Re 2018, 7/1/21			20,990
250,000+(a)(h)		Sector Re V, Series 9, Class A, 3/1/24 (144A)			183,807
					$224,947
		Total Reinsurance Sidecars			$240,007
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $2,362,694)			$2,235,457
Principal Amount USD ($)					Value
	MUNICIPAL BONDS - 0.2% of Net Assets(j)
		Municipal Education - 0.1%
100,000		Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43			$125,842
		Total Municipal Education			$125,842
		Municipal General - 0.0%†
100,000(k)		Central Texas Regional Mobility Authority, 1/1/25			$91,320
		Total Municipal General			$91,320
		Municipal Higher Education - 0.1%
200,000		University of California, Series AG, 4.062%, 5/15/33			$212,764
		Total Municipal Higher Education			$212,764
		Municipal Medical - 0.0%†
100,000		Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47			$111,482
		Total Municipal Medical			$111,482
		TOTAL MUNICIPAL BONDS
		(Cost $476,069)			$541,408
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.8% of Net Assets*(b)
		Beverage, Food & Tobacco - 0.1%
210,923		Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 3.83% (LIBOR + 200 bps), 12/18/24			$211,556
		Total Beverage, Food & Tobacco			$211,556
Principal Amount USD ($)					Value
		Broadcasting & Entertainment - 0.1%
198,585		Sinclair Television Group, Inc., Tranche B Term Loan, 4.04% (LIBOR + 225 bps), 1/3/24			$198,647
		Total Broadcasting & Entertainment			$198,647
		Chemicals, Plastics & Rubber - 0.0%†
128,050		Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 3.854% (LIBOR + 175 bps), 6/1/24			$128,090
		Total Chemicals, Plastics & Rubber			$128,090
		Computers & Electronics - 0.1%
172,375		Iron Mountain Information Management LLC, Incremental Term B Loan, 3.536% (LIBOR + 175 bps), 1/2/26			$170,436
100,606		Microchip Technology, Inc., Initial Term Loan, 3.79% (LIBOR + 200 bps), 5/29/25			101,109
		Total Computers & Electronics			$271,545
		Diversified & Conglomerate Service - 0.0%†
86,192		NVA Holdings, Inc., First Lien Term B-3 Loan, 4.536% (LIBOR + 275 bps), 2/2/25			$86,170
123,111		Tempo Acquisition LLC, Initial Term Loan, 4.786% (LIBOR + 300 bps), 5/1/24			123,357
96,281		West Corp., Incremental Term B-1 Loan, 5.427% (LIBOR + 350 bps), 10/10/24			80,455
		Total Diversified & Conglomerate Service			$289,982
		Environmental Services - 0.1%
172,860		GFL Environmental, Inc., Effective Date Incremental Term Loan, 4.786% (LIBOR + 300 bps), 5/30/25			$172,579
		Total Environmental Services			$172,579
		Insurance - 0.1%
80,048		Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 4.786% (LIBOR + 300 bps), 11/3/24			$80,218
98,492		USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.104% (LIBOR + 300 bps), 5/16/24			95,738
		Total Insurance			$175,956
		Leasing - 0.1%
110,681		Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 3.596% (LIBOR + 175 bps), 1/15/25			$111,267
132,975		IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 5.895% (LIBOR + 375 bps), 9/11/23			131,728
		Total Leasing			$242,995
		Oil & Gas - 0.0%†
124,398		Apergy Corp., Initial Term Loan, 4.313% (LIBOR + 250 bps), 5/9/25			$124,085
		Total Oil & Gas			$124,085
		Professional & Business Services - 0.1%
172,813		SIWF Holdings, Inc., (aka Spring Window Fashions), First Lien Initial Term Loan, 6.054% (LIBOR + 425 bps), 6/15/25			$170,293
		Total Professional & Business Services			$170,293
		Securities & Trusts - 0.0%†
85,000(l)		Stonepeak Lonestar Holdings LLC, Initial Term Loan, 10/19/26			$83,566
		Total Securities & Trusts			$83,566
		Telecommunications - 0.1%
129,276		CenturyLink, Inc., Initial Term B Loan, 4.536% (LIBOR + 275 bps), 1/31/25			$128,333
128,375		SBA Senior Finance II LLC, Initial Term Loan, 3.79% (LIBOR + 200 bps), 4/11/25			128,830
86,174		Sprint Communications, Inc., Initial Term Loan, 4.313% (LIBOR + 250 bps), 2/2/24			85,348
		Total Telecommunications			$342,511
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $2,433,276)			$2,411,805
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.1% of Net Assets
40,777		Fannie Mae, 2.5%, 3/1/43			$40,800
29,338		Fannie Mae, 2.5%, 4/1/43			29,355
13,052		Fannie Mae, 2.5%, 8/1/43			13,059
24,899		Fannie Mae, 2.5%, 4/1/45			24,913
36,167		Fannie Mae, 2.5%, 4/1/45			36,187
33,876		Fannie Mae, 2.5%, 8/1/45			33,895
71,849		Fannie Mae, 3.0%, 10/1/30			73,993
146,204		Fannie Mae, 3.0%, 5/1/31			150,792
18,750		Fannie Mae, 3.0%, 2/1/43			19,341
179,093		Fannie Mae, 3.0%, 6/1/45			184,848
9,298		Fannie Mae, 3.0%, 5/1/46			9,587
15,931		Fannie Mae, 3.0%, 5/1/46			16,408
82,947		Fannie Mae, 3.0%, 5/1/46			85,869
8,530		Fannie Mae, 3.0%, 10/1/46			8,794
5,281		Fannie Mae, 3.0%, 1/1/47			5,445
22,418		Fannie Mae, 3.0%, 4/1/48			23,207
2,170,000		Fannie Mae, 3.0%, 11/1/48 (TBA)			2,205,011
32,904		Fannie Mae, 3.0%, 7/1/49			33,961
43,266		Fannie Mae, 3.0%, 7/1/49			44,788
912,787		Fannie Mae, 3.5%, 7/1/43			958,638
486,823		Fannie Mae, 3.5%, 9/1/44			508,646
250,871		Fannie Mae, 3.5%, 1/1/47			262,179
1,951,000		Fannie Mae, 3.5%, 11/1/48 (TBA)			2,003,128
100,171		Fannie Mae, 3.5%, 2/1/49			102,676
94,132		Fannie Mae, 3.5%, 4/1/49			96,020
312,567		Fannie Mae, 3.5%, 5/1/49			331,348
441,235		Fannie Mae, 3.5%, 5/1/49			470,967
395,135		Fannie Mae, 3.5%, 6/1/49			412,072
Principal Amount USD ($)					Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
673,454		Fannie Mae, 3.5%, 9/1/49			$714,246
147,346		Fannie Mae, 4.0%, 10/1/40			159,592
314,050		Fannie Mae, 4.0%, 3/1/41			336,046
84,277		Fannie Mae, 4.0%, 5/1/42			89,929
369,646		Fannie Mae, 4.0%, 6/1/42			395,440
145,998		Fannie Mae, 4.0%, 9/1/42			156,218
354,192		Fannie Mae, 4.0%, 7/1/43			367,514
135,193		Fannie Mae, 4.0%, 8/1/43			143,770
201,733		Fannie Mae, 4.0%, 8/1/43			213,954
176,266		Fannie Mae, 4.0%, 7/1/44			186,302
220,374		Fannie Mae, 4.0%, 9/1/44			232,936
69,322		Fannie Mae, 4.0%, 4/1/47			73,551
21,891		Fannie Mae, 4.0%, 6/1/47			23,170
35,590		Fannie Mae, 4.0%, 6/1/47			37,680
1,061,524		Fannie Mae, 4.0%, 3/1/48			1,103,946
1,354,000		Fannie Mae, 4.0%, 11/1/48 (TBA)			1,405,092
14,824		Fannie Mae, 4.0%, 9/1/49			15,428
3,492		Fannie Mae, 4.5%, 11/1/20			3,599
318,855		Fannie Mae, 4.5%, 6/1/40			345,542
223,485		Fannie Mae, 4.5%, 4/1/41			242,267
263,351		Fannie Mae, 4.5%, 12/1/43			282,859
127,780		Fannie Mae, 4.5%, 1/1/49			134,250
1,811,000		Fannie Mae, 4.5%, 11/1/49 (TBA)			1,904,804
143,500		Fannie Mae, 5.0%, 5/1/31			153,466
1,425,000		Fannie Mae, 5.0%, 11/1/48 (TBA)			1,524,027
15,435		Fannie Mae, 5.5%, 3/1/23			15,988
5,957		Fannie Mae, 5.5%, 3/1/34			6,411
9,081		Fannie Mae, 5.5%, 12/1/34			10,151
56,375		Fannie Mae, 5.5%, 10/1/35			63,139
21,903		Fannie Mae, 5.5%, 12/1/35			24,634
25,469		Fannie Mae, 5.5%, 12/1/35			28,652
18,148		Fannie Mae, 5.5%, 5/1/37			20,404
94,887		Fannie Mae, 5.5%, 5/1/38			106,364
625		Fannie Mae, 6.0%, 9/1/29			702
1,808		Fannie Mae, 6.0%, 8/1/32			2,078
14,272		Fannie Mae, 6.0%, 12/1/33			15,907
9,399		Fannie Mae, 6.0%, 10/1/37			10,753
6,192		Fannie Mae, 6.0%, 12/1/37			7,102
12,454		Fannie Mae, 6.5%, 4/1/29			13,899
3,723		Fannie Mae, 6.5%, 7/1/29			4,147
17,469		Fannie Mae, 6.5%, 5/1/32			20,060
14,608		Fannie Mae, 6.5%, 9/1/32			16,895
7,815		Fannie Mae, 6.5%, 10/1/32			8,744
10,064		Fannie Mae, 7.0%, 1/1/36			11,495
59,874		Federal Home Loan Mortgage Corp., 3.0%, 2/1/43			61,837
113,888		Federal Home Loan Mortgage Corp., 3.0%, 4/1/43			117,621
62,627		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43			64,624
132,736		Federal Home Loan Mortgage Corp., 3.0%, 6/1/46			136,756
16,283		Federal Home Loan Mortgage Corp., 3.0%, 10/1/46			16,867
33,806		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46			34,830
263,335		Federal Home Loan Mortgage Corp., 3.0%, 2/1/47			271,782
10,230		Federal Home Loan Mortgage Corp., 3.0%, 11/1/47			10,565
80,430		Federal Home Loan Mortgage Corp., 3.5%, 3/1/26			83,318
125,513		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28			131,668
249,920		Federal Home Loan Mortgage Corp., 3.5%, 3/1/42			262,414
362,418		Federal Home Loan Mortgage Corp., 3.5%, 7/1/44			379,250
49,193		Federal Home Loan Mortgage Corp., 3.5%, 8/1/44			51,464
85,626		Federal Home Loan Mortgage Corp., 3.5%, 3/1/46			89,165
208,158		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			219,834
225,059		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			236,769
247,707		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			260,052
19,369		Federal Home Loan Mortgage Corp., 3.5%, 6/1/47			20,369
1,230,662		Federal Home Loan Mortgage Corp., 3.5%, 8/1/49			1,264,262
233,118		Federal Home Loan Mortgage Corp., 4.0%, 2/1/40			249,625
402,105		Federal Home Loan Mortgage Corp., 4.0%, 11/1/40			430,459
432,054		Federal Home Loan Mortgage Corp., 4.0%, 11/1/40			462,527
256,115		Federal Home Loan Mortgage Corp., 4.0%, 1/1/41			274,203
160,787		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44			170,070
166,135		Federal Home Loan Mortgage Corp., 4.0%, 9/1/44			175,735
467,366		Federal Home Loan Mortgage Corp., 4.0%, 10/1/44			494,391
171,732		Federal Home Loan Mortgage Corp., 4.0%, 11/1/44			181,655
43,878		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			46,323
73,545		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			78,032
157,659		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			167,359
204,686		Federal Home Loan Mortgage Corp., 4.0%, 7/1/49			212,512
69,886		Federal Home Loan Mortgage Corp., 4.0%, 9/1/49			72,655
35,446		Federal Home Loan Mortgage Corp., 4.5%, 8/1/34			38,390
Principal Amount USD ($)					Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
148,026		Federal Home Loan Mortgage Corp., 4.5%, 5/1/40			$160,554
77,198		Federal Home Loan Mortgage Corp., 4.5%, 7/1/40			83,736
154,795		Federal Home Loan Mortgage Corp., 4.5%, 5/1/41			167,933
389,813		Federal Home Loan Mortgage Corp., 4.5%, 7/1/49			411,475
398,194		Federal Home Loan Mortgage Corp., 4.5%, 8/1/49			420,321
27,622		Federal Home Loan Mortgage Corp., 5.0%, 11/1/34			30,530
25,711		Federal Home Loan Mortgage Corp., 5.0%, 8/1/37			28,421
5,859		Federal Home Loan Mortgage Corp., 5.0%, 5/1/39			6,465
13,486		Federal Home Loan Mortgage Corp., 5.0%, 12/1/39			14,908
15,992		Federal Home Loan Mortgage Corp., 5.5%, 11/1/34			18,018
10,353		Federal Home Loan Mortgage Corp., 6.0%, 1/1/38			11,749
16,678		Federal Home Loan Mortgage Corp., 6.0%, 10/1/38			19,170
6,971		Federal Home Loan Mortgage Corp., 6.5%, 10/1/33			8,110
72,000		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46			74,359
700,000		Government National Mortgage Association, 4.0%, 11/1/48 (TBA)			727,891
168,530		Government National Mortgage Association I, 3.5%, 11/15/41			177,815
31,945		Government National Mortgage Association I, 3.5%, 10/15/42			33,700
343,827		Government National Mortgage Association I, 4.0%, 9/15/41			367,100
68,984		Government National Mortgage Association I, 4.0%, 4/15/45			74,296
102,752		Government National Mortgage Association I, 4.0%, 6/15/45			110,685
53,321		Government National Mortgage Association I, 4.5%, 5/15/39			58,358
9,996		Government National Mortgage Association I, 5.5%, 8/15/33			11,218
13,299		Government National Mortgage Association I, 5.5%, 9/15/33			14,321
11,638		Government National Mortgage Association I, 6.0%, 10/15/33			13,066
9,978		Government National Mortgage Association I, 6.0%, 9/15/34			11,030
61,453		Government National Mortgage Association I, 6.0%, 9/15/38			70,507
9,892		Government National Mortgage Association I, 6.5%, 10/15/28			10,954
18,124		Government National Mortgage Association I, 6.5%, 5/15/31			20,071
18,968		Government National Mortgage Association I, 6.5%, 6/15/32			22,186
17,795		Government National Mortgage Association I, 6.5%, 12/15/32			20,780
21,642		Government National Mortgage Association I, 6.5%, 5/15/33			23,968
260		Government National Mortgage Association I, 7.0%, 8/15/28			290
2,736		Government National Mortgage Association I, 8.0%, 2/15/30			2,743
92,477		Government National Mortgage Association II, 4.5%, 9/20/44			97,337
33,797		Government National Mortgage Association II, 4.5%, 10/20/44			36,238
70,792		Government National Mortgage Association II, 4.5%, 11/20/44			75,899
647,197		Government National Mortgage Association II, 4.5%, 7/20/49			681,158
990,702		Government National Mortgage Association II, 4.5%, 8/20/49			1,043,480
22,740		Government National Mortgage Association II, 5.5%, 2/20/34			25,612
35,668		Government National Mortgage Association II, 6.5%, 11/20/28			40,457
1,670		Government National Mortgage Association II, 7.5%, 9/20/29			1,932
1,000,000(k)		U.S. Treasury Bills, 11/12/19			999,535
1,000,000(k)		U.S. Treasury Bills, 11/19/19			999,237
2,500,000(k)		U.S. Treasury Bills, 11/26/19			2,497,327
1,668,000		U.S. Treasury Bonds, 3.0%, 2/15/49			1,966,416
457,017		U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47			494,301
2,116,835		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46			2,349,909
1,321,308		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48			1,476,139
968,582		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49			1,089,077
600,000		U.S. Treasury Notes, 1.5%, 8/31/21			599,320
1,430,000		U.S. Treasury Notes, 2.25%, 4/30/24			1,474,520
2,775,000		U.S. Treasury Notes, 2.375%, 2/29/24			2,873,101
2,318,000		U.S. Treasury Notes, 2.625%, 2/15/29			2,506,156
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $48,982,798)			$50,140,342
		TEMPORARY CASH INVESTMENTS - 2.1% of Net Assets
	REPURCHASE AGREEMENTS - 2.1%
1,420,000		$1,420,000 RBC Capital Markets LLC, 1.73%, dated 10/31/19 plus accrued interest on 11/1/19 collateralized by the following: $367,019 Freddie Mac Giant, 3.5%, 5/1/49 $1,081,451 Federal National Mortgage Association, 4.0%, 11/1/48			$1,420,000
2,360,000		$2,360,000 TD Securities USA LLC, 1.73%, dated 10/31/19 plus accrued interest on 11/1/19 collateralized by $2,407,237 U.S. Treasury Notes, 0.6%-1.8%, 1/31/21-7/15/21			2,360,000
2,910,000		$2,910,000 TD Securities USA LLC, 1.75%, dated 10/31/19 plus accrued interest on 11/1/19 collateralized by $2,968,201 Federal National Mortgage Association, 3.5%, 5/1/49			2,910,000
					$6,690,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $6,690,000)			$6,690,000
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.8%
		(Cost $270,611,513)			$313,917,576
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.3%
	CLOSED-END FUND - 0.3% of Net Assets
110,371(m)	Pioneer ILS Interval Fund	$ –	$ –	$ 9,934	$972,369
		TOTAL CLOSED-END FUND
	(Cost $1,123,856)				$972,369
		TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.3%
		(Cost $1,123,856)			$972,369
		OTHER ASSETS AND LIABILITIES - (1.1)%			$(3,546,506)
		NET ASSETS - 100.0%			$311,343,439

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2019, the value of these securities amounted to $32,786,961, or 10.5% of net assets.

(A.D.R.)	American Depositary Receipts.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2019.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at October 31, 2019.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at October 31, 2019.
(g)	Securities are restricted as to resale.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	This term loan will settle after October 31, 2019, at which time the interest rate will be determined.
(m)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
54	U.S. 2 Year Note (CBT)	12/31/19	$11,667,804	$11,642,484	$(25,320)
73	U.S. 5 Year Note (CBT)	12/31/19	8,684,719	8,701,828	17,109
2	U.S. 10 Year Note (CBT)	12/19/19	263,750	260,594	(3,156)
18	U.S. Ultra Bond (CBT)	12/19/19	3,569,625	3,415,500	(154,125)
			$24,185,898	$24,020,406	$(165,492)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
63	U.S. 10 Year Ultra	12/19/19	$9,011,703	$8,952,891	$58,812
4	U.S. Long Bond (CBT)	12/19/19	663,500	645,500	18,000
			$9,675,203	$9,598,391	$76,812
TOTAL FUTURES CONTRACTS			$14,510,695	$14,422,015	$(88,680)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2019, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$191,980,548	$–	$–	$191,980,548
Asset Backed Securities	–	4,479,610	–	4,479,610
Collateralized Mortgage Obligations	–	23,464,394	–	23,464,394
Corporate Bonds	–	31,649,259	–	31,649,259
Foreign Government Bond	–	324,753	–	324,753
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	25	25
Reinsurance Sidecars
Multiperil - U.S.	–	–	15,060	15,060
Multiperil - Worldwide	–	–	224,947	224,947
All Other Insurance-Linked Securities	–	1,995,425	–	1,995,425
Municipal Bonds	–	541,408	–	541,408
Senior Secured Floating Rate Loan Interests	–	2,411,805	–	2,411,805
U.S. Government and Agency Obligations	–	50,140,342	–	50,140,342
Repurchase Agreements	–	6,690,000	–	6,690,000
Affiliated Closed-End Fund	–	972,369	–	972,369
Total Investments in Securities	$191,980,548	$122,669,365	$240,032	$314,889,945
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(88,680)	$–	$–	$(88,680)
Total Other Financial Instruments	$(88,680)	$–	$–	$(88,680)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/19	$394,228
Realized gain (loss)	(382)
Changed in unrealized appreciation (depreciation)	(151,283)
Accrued discounts/premiums	--
Purchases	--
Sales	(2,531)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 10/31/19	$240,032

*	Transfers are calculated on the beginning of period value. During the three months ended October 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2019: $(150,486).